Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (2,689,287)	$ (2,733,555)	$ (2,284,943)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	28,935	69,037	78,862
Stock-based compensation expense, including common stock issued for services	67,905	479,103	402,104
Changes in assets and liabilities:
Grant funds receivable	(40,637)	61,568	125,339
Prepaid expenses and other current assets	(12,146)	(934)	(1,268)
Accounts payable and accrued expenses	(60,033)	(125,326)	(14,686)
Total adjustments	(15,976)	483,448	590,351
Net cash used in operating activities	(2,705,263)	(2,250,107)	(1,694,592)
Cash flows from investing activities:
Purchase of property and equipment	(15,850)	(35,503)	(86,603)
Net cash used in investing activities	$ (15,850)	(35,503)	(86,603)
Cash flows from financing activities:
Proceeds from sale of common stock		$ 873,400	1,643,333
Proceeds from sale of preferred stock	$ 2,679,810		1,615,798
Net cash provided in financing activities	2,679,810	$ 873,400	3,259,131
Net increase (decrease) in cash and cash equivalents	(41,303)	(1,412,210)	1,477,936
Cash and cash equivalents at beginning of period	1,101,651	2,513,861	1,035,925
Cash and cash equivalents at end of period	$ 1,060,348	$ 1,101,651	$ 2,513,861